INVESTMENTS	12 Months Ended
Oct. 31, 2014
Investments Schedule [Abstract]
Investment [Text Block]

4.         INVESTMENTS

Short-term Investments

At October 31, 2014 and October 31, 2013, we had of certificates of deposit totaling $2,500,000 and $-0-, respectively.

Investment in Videocon

Our investment in Videocon is classified as an "available-for-sale security" and reported at fair value, with unrealized gains and losses excluded from operations and reported as component of accumulated other comprehensive income (loss) in shareholders’ equity.  The original cost basis of $16,200,000 was determined using the specific identification method.  The fair value of the Videocon GDRs is based on the price on the Luxembourg Stock Exchange, which price is based on the underlying price of Videocon’s equity shares which are traded on stock exchanges in India with prices quoted in rupees.

ASC 320 “Investments-Debt and Equity Securities” (“ASC 320”) and SEC guidance on other than temporary impairments of certain investments in equity securities requires an evaluation to determine if the decline in fair value of an investment is either temporary or other than temporary.  Unless evidence exists to support a realizable value equal to or greater than the carrying cost of the investment, an other than temporary impairment should be recorded.  At each reporting period we assess our investment in Videocon to determine if a decline that is other than temporary has occurred.  In evaluating our investment in Videocon at October 31, 2013, we determined that based on both the duration and the continuing magnitude of the market price decline compared to the carrying cost basis of approximately $5,382,000, and the uncertainty of its recovery, a write-down of the investment of approximately $1,185,000 should be recorded as of October 31, 2013, and a new cost basis of approximately $4,197,000 should be established.  On August 29, 2014, we exchanged the Videocon GDRs for 20,000,000 shares of our common stock, see Note 1 “Business and Funding – Description of Business – Unwinding of Business Relationship and Interest with Videocon”.  The investment was written down by approximately $63,000 to its fair value of approximately $4,135,000 prior to the disposition on August 29, 2014.  As of October 31, 2014, we have recorded other than temporary impairments in our investment in Videocon GDRs of approximately $12,065,000.

The fair value of the Videocon GDRs on the date of disposition, reversal of unrealized loss and the other than temporary impairment for the years ended October 31, 2014 and 2013 are as follows:

Investment in Videocon
Fair Value as of October 31, 2012	$4,728,367
Reversal of unrealized loss as of October 31,2012	653,684
Other than temporary impairment	(1,184,710)
Fair Value as of October 31, 2013	4,197,341
Other than temporary impairment	(62,825)
Fair value of Videocon GDRs on date of disposition	(4,134,516)
Fair Value as of October 31, 2014	$-0-

Investment in ZQX Advisors, LLC

In August 2009, we entered into an Engagement Agreement with ZQX Advisors, LLC (“ZQX”) to assist us in seeking business opportunities and licenses for our electrophoretic display technology.  Concurrently with entering into the Engagement Agreement, we acquired a 19.5% ownership interest in ZQX.  On January 21, 2013, we terminated the Engagement Agreement with ZQX, but currently retain our 19.5% interest in ZQX. We have classified our interest in ZQX of approximately $48,000 as a reduction of additional paid-in capital within shareholders’ deficiency since this investment in ZQX consists entirely of our equity securities.  During the year ended October 31, 2013, we received approximately $24,000 representing our share of the proceeds from the sale of our common stock by ZQX.